Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020
Class of Stock [Line Items]
Beginning Balance, Shares	17,970,881	17,960,881
Exercise of stock options and warrants, Shares	358,062	10,000
Ending Balance, Shares	18,328,943	17,970,881
Balance as of beginning balance	$ 93,368	$ 93,348
Exercise of stock options and warrants	1,748	20
Balance as of ending balance	$ 95,116	$ 93,368
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	10,252,911	10,242,911
Exercise of stock options and warrants, Shares	358,062	10,000
Ending Balance, Shares	10,610,973	10,252,911
Balance as of beginning balance	$ 35,613	$ 35,593
Exercise of stock options and warrants	1,748	20
Balance as of ending balance	$ 37,361	$ 35,613
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Exercise of stock options and warrants, Shares	0	0
Ending Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Exercise of stock options and warrants	0	0
Balance as of ending balance	$ 57,755	$ 57,755